Shareholders' Equity - Schedule of Preferred Stock (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock [Member] | Commonwealth Edison Co [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Shares Authorized	850,000	850,000
Preferred Stock [Member] | PECO Energy Co [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Shares Authorized	15,000,000	15,000,000
Preferred Stock [Member] | Baltimore Gas and Electric Company [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock [Member] | Potomac Electric Power Company [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Shares Authorized	6,000,000	6,000,000
Preferred Stock [Member] | Atlantic City Electric Company [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Shares Authorized	2,799,979	2,799,979
Preferred Stock [Member] | Delmarva Power & Light Company [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	0
Cumulative Preferred Stock [Member] | Atlantic City Electric Company [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	799,979	799,979
No-Par Preferred Stock [Member] | Atlantic City Electric Company [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	2,000,000	2,000,000